Events After the Reporting Period	12 Months Ended
Dec. 31, 2024
Events After the Reporting Period [Abstract]
Events after the reporting period
8.	Events after the reporting period

On March 27, 2025, ads-tec Energy Austria GmbH (“ADSE Austria”) was founded as a wholly owned subsidiary of ADSE GM. ADSE Austria is focused on the distribution of products and services in the areas of services in the fields of energy management, energy storage, e-mobility, and renewable energies.

Up to the date of this report, ADSE US repaid tranches of the 2023 shareholder loans and shareholder loan plus with a total nominal amount of kUSD 15,577 and accrued interest of kUSD 1,528. On April 30, 2025, certain of the loans with a total nominal amount of kUSD 30,000 were amended and restated to extend the maturity date from August 31, 2025 to Augst 31, 2026.

On May 1, 2025, ADSE Holdco, ADSE GM and ADSE US entered into a Securities Purchase Agreement with certain institutional investors, pursuant to which the Company agreed to issue (i) senior secured convertible notes in the aggregate original principal amount of kUSD 53,763 and (ii) warrants to purchase up to an aggregate of 1,116,072 ordinary shares, nominal value of USD 0.0001 per share. The 2025 Convert Notes, 2025 Convert Warrants and Ordinary Shares issuable upon conversion of the 2025 Convert Notes and the exercise of the 2025 Convert Warrants were issued pursuant to the Company’s effective shelf registration statement on Form F-3 (File No. 333-284850) and the related base prospectus included in the Registration Statement, as supplemented by a prospectus supplement filed on May 1, 2025.